Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Goodwill
Balance, beginning of period	$ 836,843,000		$ 797,194,000	[1]
Acquisitions	33,610,000		76,915,000
Loss on impairment	(87,802,000)
Divestitures	(2,855,000)		(135,000)
NY1 & NY2 Deconsolidation			(37,131,000)
Transferred to Assets held for sale	(8,444,000)
Balance, end of period	771,352,000		836,843,000
Licenses
Licenses and Franchise Rights
Balance, beginning of period	1,423,779,000		1,480,039,000
Acquisitions	44,410,000		16,540,000
Transferred to Assets held for sale	(56,809,000)		(16,027,000)
Exchanges, net	55,780,000
Divestitures	(15,220,000)		(59,419,000)
Other	1,634,000		2,646,000
Balance, end of period	1,453,574,000		1,423,779,000
U.S. Cellular
Goodwill
Balance, beginning of period	232,041,000		269,307,000	[1]
Divestitures	(291,000)		(135,000)
NY1 & NY2 Deconsolidation			(37,131,000)
Transferred to Assets held for sale	(4,344,000)
Balance, end of period	227,406,000		232,041,000
Accumulated impairment losses in prior periods	333,900,000
U.S. Cellular | Licenses
Licenses and Franchise Rights
Balance, beginning of period	1,405,759,000		1,462,019,000
Acquisitions	41,707,000		16,540,000
Transferred to Assets held for sale	(56,809,000)		(16,027,000)
Exchanges, net	55,780,000
Divestitures			(59,419,000)
Other	1,634,000		2,646,000
Balance, end of period	1,448,071,000		1,405,759,000
Wireline
Goodwill
Balance, beginning of period	420,458,000	[2]			420,458,000	[1],[2]
Divestitures	(2,564,000)	[2]
Transferred to Assets held for sale	(4,100,000)	[2]
Balance, end of period	413,794,000	[2]			420,458,000	[1],[2]
Accumulated impairment losses in prior periods	29,400,000
Wireline | Licenses
Licenses and Franchise Rights
Balance, beginning of period					2,800,000
Balance, end of period	2,800,000		2,800,000		2,800,000
Cable
Goodwill
Balance, beginning of period	61,712,000
Acquisitions	33,610,000		61,712,000
Balance, end of period	95,322,000		61,712,000
Cable | Licenses
Licenses and Franchise Rights
Acquisitions	2,703,000
Balance, end of period	2,703,000
Cable | Franchise rights
Licenses and Franchise Rights
Balance, beginning of period	123,668,000
Acquisitions	120,979,000		123,668,000
Divestitures	(347,000)
Balance, end of period	244,300,000		123,668,000
HMS
Goodwill
Balance, beginning of period	118,830,000		103,627,000	[1]
Acquisitions			15,203,000
Loss on impairment	(84,000,000)
Balance, end of period	34,830,000		118,830,000
Other
Goodwill
Balance, beginning of period	3,802,000	[3]			3,802,000	[1],[3]
Loss on impairment	(3,802,000)	[3]
Balance, end of period					3,802,000	[1],[3]
Accumulated impairment losses in prior periods	500,000
Other | Licenses
Licenses and Franchise Rights
Balance, beginning of period	15,220,000	[4]			15,220,000	[4]
Divestitures	(15,220,000)	[4]
Balance, end of period					$ 15,220,000	[4]
Discounted cash flow valuation approach | HMS
Fair Value Inputs
Revenue growth rate	6.10%
Terminal revenue growth rate	2.50%
Discount Rate	11.50%
Capital expenditures as a percentage of revenue	8.60%

[1]	Includes accumulated impairment losses in prior periods as follows: $333.9 million for U.S. Cellular, $29.4 million for Wireline and $0.5 million for Other.
[2]	In July 2014, TDS Telecom sold certain Wireline markets.
[3]	TDS performed its annual impairment review of Goodwill in the fourth quarter of 2014. Based on the results of this review, TDS concluded that the entire amount of Goodwill related to Suttle-Straus was impaired, which resulted in a $3.8 million loss on impairment.
[4]	Represents the transfer of licenses from Airadigm to U.S. Cellular in 2014. See Note 6 — Acquisitions, Divestitures and Exchanges for additional information.